Credit Impairment Losses (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Credit Impairment Losses

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Loans to customers	2,441,111	7,175,389	6,573,590
Financing guarantee contracts	2,933,903	7,660,622	5,520,883
Accounts and other receivables and contract assets	991,903	1,140,937	629,124
Financial assets at amortized cost	272,909	575,161	(27,765)
Others	3,901	(1,644)	1,476

	6,643,727	16,550,465	12,697,308